FINANCIAL INSTRUMENTS (Fair Value of Financial Instruments) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Financial Instruments [Line Items]
Fair Value Adjustments	$ 23		$ 25
Equity Securities [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	501	[1]	455	[1]
Financial Instruments, Gross Unrealized Gain	94	[1]	65	[1]
Financial Instruments, Gross Unrealized Loss	(3)	[1]	(3)	[1]
Financial Instruments, Fair Value	592	[1]	517	[1]
Marketable Securities [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	1,864	[1]	1,999	[1]
Financial Instruments, Gross Unrealized Gain	206	[1]	146	[1]
Financial Instruments, Gross Unrealized Loss	(6)	[1]	(9)	[1]
Financial Instruments, Fair Value	2,064	[1]	2,136	[1]
Fixed Income Securities [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	1,363	[1]	1,544	[1]
Financial Instruments, Gross Unrealized Gain	112	[1]	81	[1]
Financial Instruments, Gross Unrealized Loss	(3)	[1]	(6)	[1]
Financial Instruments, Fair Value	1,472	[1]	1,619	[1]
Fixed Income Securities [Member] | Government Bonds [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	603	[1],[2]	676	[1],[2]
Financial Instruments, Gross Unrealized Gain	40	[1],[2]	25	[1],[2]
Financial Instruments, Gross Unrealized Loss	(2)	[1],[2]	(4)	[1],[2]
Financial Instruments, Fair Value	641	[1],[2]	697	[1],[2]
Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	760	[1]	868	[1]
Financial Instruments, Gross Unrealized Gain	72	[1]	56	[1]
Financial Instruments, Gross Unrealized Loss	(1)	[1]	(2)	[1]
Financial Instruments, Fair Value	831	[1]	922	[1]
Foreign Currency Contract [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	0		0
Financial Instruments, Gross Unrealized Gain	40		81
Financial Instruments, Gross Unrealized Loss	(38)		(20)
Financial Instruments, Fair Value	2		61
Commodity Contract [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	0		0
Financial Instruments, Gross Unrealized Gain	14		5
Financial Instruments, Gross Unrealized Loss	(4)		(18)
Financial Instruments, Fair Value	10		(13)
Long-term Debt [Member]
Financial Instruments [Line Items]
Financial Instruments, Cost	(22,360)	[3]	(20,234)	[3]
Financial Instruments, Gross Unrealized Gain	175	[3]	126	[3]
Financial Instruments, Gross Unrealized Loss	(2,530)	[3]	(1,794)	[3]
Financial Instruments, Fair Value	$ (24,715)	[3]	$ (21,902)	[3]

[1]	Included in “Other investments” in the consolidated balance sheets.
[2]	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
[3]	Cost includes fair value adjustments of $23 million at December 31, 2010 and $25 million at December 31, 2009.